Finance Expense - Summary of Finance Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest expense – environmental rehabilitation	$ (24.8)	$ (21.8)	$ (11.8)
Unwinding of discount rate on silicosis settlement costs	(0.6)	(0.9)	(1.0)
Interest expense – lease liability	(24.8)	(22.7)	(22.5)
Interest expense – borrowings	(105.8)	(82.4)	(75.1)
General borrowing costs capitalised	105.6	64.9	37.9
Total finance expense	(50.4)	(62.9)	(72.5)
Borrowing costs	105.6	64.9	37.9
Interest expense	130.4	104.8	97.2
Non-cash interest expense	$ 0.2	$ 0.3	$ 0.4